Goodwill, Intangible Assets and Acquisitions - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill, Intangible Assets and Acquisitions
Amortization expense	$ 17,800	$ 21,300	$ 19,300
Future estimated amortization expenses
2026	18,238
2027	17,959
2028	17,630
2029	17,031
2030	15,073
Thereafter	10,149
Total expected amortization expense	96,080
Identifiable intangible assets acquired	$ 200